Cover	May 11, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41073
Entity Registrant Name	Nabors Energy Transition Corp.
Entity Central Index Key	0001854458
Entity Tax Identification Number	86-2916523
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 West Greens Road
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77067
City Area Code	281
Local Phone Number	874-0035
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	NETC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NETC
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	NETC.WS
Security Exchange Name	NYSE